MEMBERS' EQUITY OF NERDY LLC - Narrative (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2021 anniversary shares	Dec. 31, 2020 USD ($) shares	Sep. 20, 2021 shares	Mar. 31, 2021 shares	Dec. 31, 2019 shares
Nerdy LLC
Class of Stock [Line Items]
Common unit, authorized (in units)		54,761
Common unit, issued (in units)		54,761
Common units, outstanding (in units)		54,761	157,846,000
Class B Redeemable Preferred Units
Class of Stock [Line Items]
Redeemable Preferred Units, authorized (in units)		25,920,000
Redeemable Preferred Units, issued (in units)		25,920,000
Redeemable Preferred Units, outstanding (in units)	0	25,920,000		25,920,000	25,920,000
Redemption rate		0.33
Redemption period	60 days
Redemption, number of anniversaries | anniversary	2
Class B Redeemable Preferred Units | Nerdy LLC
Class of Stock [Line Items]
Redeemable Preferred Units, authorized (in units)		25,920,000
Redeemable Preferred Units, issued (in units)		25,920,000
Redeemable Preferred Units, outstanding (in units)		25,920,000
Accretion recognized | $		$ 150,146
Class C Redeemable Preferred Units
Class of Stock [Line Items]
Redeemable Preferred Units, authorized (in units)		11,895,000
Redeemable Preferred Units, issued (in units)		11,895,000
Redeemable Preferred Units, outstanding (in units)	0	11,895,000		11,895,000	11,895,000
Redemption rate		0.33
Redemption period	60 days
Redemption, number of anniversaries | anniversary	2
Class C Redeemable Preferred Units | Nerdy LLC
Class of Stock [Line Items]
Redeemable Preferred Units, authorized (in units)		11,895,000
Redeemable Preferred Units, issued (in units)		11,895,000
Redeemable Preferred Units, outstanding (in units)		11,895,000
Accretion recognized | $		$ 69,111
Class A Preferred Units
Class of Stock [Line Items]
Preferred unit, authorized (in units)		5,060,000
Preferred units, issued (in units)		5,060,000
Preferred units, outstanding (in units)		5,060,000
Right to receive, rate		3
Class A Preferred Units | Nerdy LLC
Class of Stock [Line Items]
Preferred unit, authorized (in units)		5,060,000
Preferred units, issued (in units)		5,060,000
Preferred units, outstanding (in units)		5,060,000
Cumulative dividends | $		$ 1,909
Class A-1 Preferred Units
Class of Stock [Line Items]
Preferred unit, authorized (in units)		5,007,000
Preferred units, issued (in units)		5,007,000
Preferred units, outstanding (in units)		5,007,000
Class A-1 Preferred Units | Nerdy LLC
Class of Stock [Line Items]
Preferred unit, authorized (in units)		5,007,000
Preferred units, issued (in units)		5,007,000
Preferred units, outstanding (in units)		5,007,000
Cumulative dividends | $		$ 1,715